THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

May 2, 2006

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment No. 63 (“PEA No. 63”) to the registration statement on Form N-1A for Unified Series Trust adding a new class, Class I (institutional) shares, to an existing series of the Trust, Chinook Emerging Fund (the “Fund”).

Except as noted below, PEA 63 conforms to the Fund’s current prospectus and SAI and has been marked to show the material changes. Therefore, pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, which are as follows:

PROSPECTUS

Fees and Expenses of Investing in the Fund
Description of Share Classes
Management of the Fund

SAI
Description of the Trust and the Fund
Investment Advisor

If you have any questions regarding the Fund, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren

3346734